As filed with the Securities and Exchange Commission on June 11, 2025

Securities Act File No. 333-283867

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 1

(Check appropriate box or boxes)

SEASONS SERIES TRUST

(Exact Name of Registrant as Specified in the Charter)

21650 Oxnard Street, 10th Floor

Woodland Hills, California 91367

(Address of Principal Executive Offices)

Telephone Number: (800) 858-8850

(Area Code and Telephone Number)

Kathleen D. Fuentes, Esq.

SunAmerica Asset Management, LLC

30 Hudson Street, 16th Floor

Jersey City, NJ 07302

(Name and Address of Agent for Service)

Copies to:

Margery K. Neale, Esq.

Elliot J. Gluck, Esq.

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, New York 10019-6099

Approximate Date of Proposed Public Offering: It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

Title of securities being registered: Shares of beneficial interest, without par value.

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is required because of reliance on Section 24(f) and Rule 24f-2 under the Investment Company Act of 1940.

EXPLANATORY NOTE

Part A — Combined Information Statement/Prospectus and Part B — Statement of Additional Information, each in the form filed on January 29, 2025 pursuant to Rule 497 under the Securities Act of 1933, as amended (File No. 333-283867), are incorporated herein by reference.

This Amendment is being filed in order to add Exhibit 12 to this Registration Statement.

PART C

Item 15. Indemnification.

Section 9.5 of the Registrant’s Declaration of Trust relating to the indemnification of officers and trustees is quoted below:

Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a “Covered Person”), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.

Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

As used in this Section 9.5, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words “liability” and “expenses” shall include without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

Item 16. Exhibits

(1)	Amended and Restated Declaration of Trust dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 58 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 27, 2022 (“Post-Effective Amendment No. 58”).

(2)	Amended and Restated By-Laws dated April 27, 2022. Incorporated herein by reference to Post-Effective Amendment No. 58.

(3)	None.

(4)	Form of Agreement and Plan of Reorganization (included as Appendix B to the Combined Information Statement/Prospectus included in this Registration Statement).

(5)	None.

(6)	(i)	Investment Advisory and Management Agreement between Seasons Series Trust and SunAmerica Asset Management, LLC (formerly, SunAmerica Asset Management Corp.) (“SunAmerica”) dated November 1, 2024. Incorporated herein by reference to the Registrant’s Statement on Form N-14 (File No. 333-283867) filed on December 17, 2024.

	(ii)	Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated October 26, 2015. Incorporated herein by reference to Post-Effective Amendment No. 43 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 10, 2016.

	(iii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and American Century Investment Management, Inc. dated February 22, 2022. Incorporated herein by reference to Post-Effective Amendment No. 57 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on February 22, 2022.

	(iv)	Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated July 29, 2015. Incorporated herein by reference to Post-Effective Amendment No. 49 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 25, 2018 (“Post-Effective Amendment No. 49”).

	(v)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Columbia Management Investment Advisers, LLC dated March 27, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2019 (“Post-Effective Amendment No. 51”).

	(vi)	Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2004 (“Post-Effective Amendment No. 19”).

	(vii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 11, 2007 (“Post-Effective Amendment No. 24”).

	(viii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 16, 2008 (“Post-Effective Amendment No. 25”).

	(ix)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Goldman Sachs Asset Management, L.P. dated May 1, 2018. Incorporated herein by reference to Post-Effective Amendment No. 49.

	(x)	Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated June 16, 2003. Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2003.

	(xi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

	(xii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

(xiii)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and J.P. Morgan Investment Management Inc. dated January 14, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2013 (“Post-Effective Amendment No. 36”).

(xiv)	Subadvisory Agreement between SunAmerica and Massachusetts Financial Services Company dated October 24, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 17, 2015 (“Post-Effective Amendment No. 41”).

(xv)	Subadvisory Agreement between SunAmerica and Morgan Stanley Investment Management, Inc. dated May 1, 2019. Incorporated herein by reference to Post-Effective Amendment No. 51.

(xvi)	Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated March 29, 2010. Incorporated herein by reference to Post-Effective Amendment No. 27 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 11, 2010 (“Post-Effective Amendment No. 27”).

(xvii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and PineBridge Investments LLC dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 51.

(xviii)	Subadvisory Agreement between SunAmerica and Putnam Investment Management, LLC dated January 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 60 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26. 2024 (“Post-Effective Amendment No. 60”).

(xix)	Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2017 (“Post-Effective Amendment No. 46”).

(xx)	Sub-Subadvisory Agreement for Seasons Series Trust between Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.

(xxi)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Schroder Investment Management North America Inc. dated November 7, 2019. Incorporated herein by reference to Post-Effective Amendment No. 53 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 24, 2020 (“Post-Effective Amendment No. 53”).

(xxii)	Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.

(xxiii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

(xxiv)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

(xxv)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 1, 2011. Incorporated herein by reference to Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 26, 2012.

(xxvi)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated October 17, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(xxvii)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated February 6, 2017. Incorporated herein by reference to Post-Effective Amendment No. 46.

	(xxviii)	Amendment No. 6 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated April 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 58.

	(xxix)	Amendment No. 7 to Subadvisory Agreement between SunAmerica and T. Rowe Price Associates, Inc. dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 60.

	(xxx)	Sub-Subadvisory Agreement for Seasons Series Trust between T. Rowe Price Associates, Inc. and T. Rowe Price International LTD dated April 1, 2024. Incorporated herein by reference to Post-Effective Amendment No. 60.

	(xxxi)	Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 12, 1999. Incorporated herein by reference to Post-Effective Amendment No. 19.

	(xxxii)	Amendment No. 1 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated January 19, 2007. Incorporated herein by reference to Post-Effective Amendment No. 24.

	(xxxiii)	Amendment No. 2 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 2, 2007. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(xxxiv)	Amendment No. 3 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2009. Incorporated herein by reference to Post-Effective Amendment No. 27.

	(xxxv)	Amendment No. 4 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated October 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 38 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on May 14, 2014.

	(xxxvi)	Amendment No. 5 to Subadvisory Agreement between SunAmerica and Wellington Management Company LLP dated December 1, 2016. Incorporated herein by reference to Post-Effective Amendment No. 49.

	(xxxvii)	First Amended and Restated Master Advisory Fee Waiver Agreement between the Registrant and SunAmerica with respect to select Portfolios, dated November 1, 2024. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283867) filed on December 17, 2024.

(7)		Distribution Agreement between the Registrant and Corebridge Capital Services, Inc. (formerly known as “AIG Capital Services, Inc.”) dated November 1, 2022. Incorporated herein by reference to Post-Effective Amendment No. 59 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 28, 2023 (“Post-Effective Amendment No. 59”).

(8)		None.

(9)	(i)	Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 13, 2006 (“Post-Effective Amendment No. 23”).

	(ii)	Amendment to Master Custodian Agreement effective as of January 18, 2006. Incorporated herein by reference to Post-Effective Amendment No. 23.

(10)	(i)	Plan of Distribution Pursuant to Rule 12b-1 (Class 2 Shares) by the Registrant on behalf of its separately designated series dated January 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(ii)	Plan of Distribution Pursuant to Rule 12b-1 (Class 3 Shares) by the Registrant on behalf of its separately designated series dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44.

	(iii)	Amended and Restated Plan Pursuant to Rule 18f-3. Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on August 26, 2002.

(11)		Opinion and Consent of Morgan Lewis & Bockius LLP, counsel for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283867) filed on December 17, 2024.

(12)		Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Multi-Managed Growth Portfolio, a series of the Registrant, into the SA Allocation Growth Portfolio, a series of the Registrant, is filed herewith.

(13)	(i)	Form of Addendum to Fund Participation Agreement for Class 2 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(ii)	Form of Addendum to Fund Participation Agreement for Class 3 Shares dated May 29, 2008. Incorporated herein by reference to Post-Effective Amendment No. 25.

	(iii)	Fund Participation Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 14, 2011 (“Post-Effective Amendment No. 29”).

	(iv)	Fund Participation Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(v)	Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(vi)	First Amendment to the Participation Agreement between American General Life Insurance Company and Seasons Series Trust dated August 1, 2014. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(vii)	Participation Agreement between The United States Life Insurance Company in the City of New York and Seasons Series Trust dated April 30, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(viii)	Participation Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(ix)	Shareholder Services Agreement between SunAmerica Annuity and Life Assurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(x)	Form of Amendment No. 1 to Shareholder Services Agreement between American General Life Insurance Company (f/k/a SunAmerica Annuity and Life Assurance Company) and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44 to the Registrant’s Registration Statement on Form N-1A (File No. 333-08653) filed on July 19, 2016 (“Post-Effective Amendment No. 44”).

	(xi)	Shareholder Services Agreement between First SunAmerica Life Insurance Company and Seasons Series Trust dated March 7, 2011. Incorporated herein by reference to Post-Effective Amendment No. 29.

	(xii)	Amendment No. 1 to Shareholder Services Agreement between The United States Life Insurance Company in the City of New York (f/k/a First SunAmerica Life Insurance Company) and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 44.

	(xiii)	Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated April 1, 2015. Incorporated herein by reference to Post-Effective Amendment No. 41.

	(xiv)	Amendment No. 1 to Shareholder Services Agreement between The Variable Annuity Life Insurance Company and Seasons Series Trust dated July 29, 2016. Incorporated herein by reference to Post-Effective Amendment No. 46.

	(xv)	Form of Indemnification Agreement between the Trust and Trustee. Incorporated herein by reference to Post- Effective Amendment No. 59.

	(xvi)	Master Transfer Agency and Service Agreement among Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust and VALIC Retirement Services Company dated May 1, 2013. Incorporated herein by reference to Post-Effective Amendment No. 36.

	(xvii)	Second Amended and Restated Expense Limitation Agreement between Seasons Series Trust on behalf of certain Portfolios and SunAmerica dated November 1, 2023. Incorporated herein by reference to Post-Effective Amendment No. 60.

(14)		Consent of PricewaterhouseCoopers LLP, independent registered public accounting firm for the Registrant. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283867) filed on December 17, 2024.

(15)		None.

(16)		Power of Attorney. Incorporated herein by reference to the Registrant’s Registration Statement on Form N-14 (File No. 333-283867) filed on December 17, 2024.

Item 17. Undertakings

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City and the State of New Jersey, on the 11th day of June 2025.

SEASONS SERIES TRUST

By:	/s/ John T. Genoy
John T. Genoy
President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ John T. Genoy John T. Genoy		President (Principal Executive Officer)	June 11, 2025

/s/ Gregory R. Kingston Gregory R. Kingston		Treasurer (Principal Financial and Accounting Officer)	June 11, 2025

* Bruce G. Willison		Trustee and Chairman	June 11, 2025

* Tracey C. Doi		Trustee	June 11, 2025

* Jane Jelenko		Trustee	June 11, 2025

* Christianne Kerns		Trustee	June 11, 2025

* Charles H. Self III		Trustee	June 11, 2025

* Martha Willis		Trustee	June 11, 2025

*By:	/s/ Edward J. Gizzi		June 11, 2025
Edward J. Gizzi Attorney-in-Fact

*	Pursuant to a Power of Attorney.

SCHEDULE OF EXHIBITS TO FORM N-14

Ex. Number	Description

12	Tax opinion and consent of Willkie Farr & Gallagher LLP, tax counsel for the Registrant with respect to the reorganization of the SA Multi-Managed Growth Portfolio, a series of the Registrant, into the SA Allocation Growth Portfolio, a series of the Registrant.